TRANSACTIONS WITH RELATED PARTIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions With Related Parties
Short, medium and long-term remuneration	R$ 1,166,743	R$ 611,936	R$ 647,189
Post-employment - Pension Plans	51,586	547,789	613,100
Total	R$ 1,218,329	R$ 1,159,725	R$ 1,260,289